Subsequent events (Details) - Subsequent events ¥ in Millions	Mar. 01, 2023 CNY (¥) shares
INMYSHOW
Subsequent events
Number of shares owned	480,342,364
Percentage of interest in total issued shares	26.57%
INMYSHOW | Entity holding INMYSHOW Digital Technology (Group) Co., Ltd. ("INMYSHOW")
Subsequent events
Number of shares owned	332,615,750
ShowWorld HongKong Limited. And an entity holding shares of INMYSHOW Digital Technology (Group) Co., Ltd
Subsequent events
Aggregate consideration | ¥	¥ 2,160